INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2018
INCOME TAXES [Abstract]
Reconciliation of Income Tax Expense (Benefit)
A reconciliation between the income tax expense (benefit) at the US statutory tax rate and the Company’s income tax provision (benefit) on the condensed consolidated statements of operations and comprehensive income (loss) is below:

	Successor Company				Predecessor Company
	Three Months Ended June 30,		Six Months Ended June 30,	Period from February 1, 2017 to June 30,	Period from January 1, 2017 to January 31,
	2018	2017	2018	2017	2017
	(Unaudited)
Income (loss) before income taxes	$2,668,244	$1,517,237	$1,920,955	$(5,243,578)	$(5,521,794)
US statutory tax rate	21%	34%	21%	34%	34%
Income tax expense (benefit) at statutory rate	560,331	515,861	403,401	(1,782,817)	(1,877,410)
State tax expense (benefit), net of federal	156,527	38,064	116,242	8,575	(278,657)
Foreign tax rates different from US statutory rate	25,947	(6,254)	33,264	90,003	(45,631)
Non-deductible expenses	89,671	(303,917)	72,055	2,928,445	409
Other	(8,587)	-	(8,590)	-	(2,084)
Total tax provision (benefit)	$823,889	$243,754	$616,372	$1,244,206	$(2,203,373)